Stockholders' Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Stockholders' Equity	Stockholder’s Equity
Initial Public Offering
On April 26, 2021, the Company completed an IPO of its Class A common stock, in which the Company issued and sold 10,425,000 shares of Class A common stock, including 1,425,000 shares resulting from the exercise in full of the underwriters’ option to purchase additional shares, at an IPO price of $16.00 per share for net proceeds to the
Company of $156.0 million. Upon recording the proceeds from the transaction, the Company reclassified $2.2 million of offering costs into stockholders’ equity (deficit) as a reduction of the net proceeds received from the IPO.
Immediately prior to the completion of the IPO, the Company amended its Fifth Charter in the form of the IPO Charter, which authorized capital stock consisting of 1,000,000,000 shares of Class A common stock, par value $0.00001 per share, 500,000,000 shares of Class B common stock, par value $0.00001 per share, and 100,000,000 shares of preferred stock, par value $0.00001 per share. The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting and conversion rights. Each share of Class B common stock is entitled to 10 votes and is convertible into one share of Class A common stock. Additionally, all shares of the Company’s capital stock outstanding immediately prior to the IPO, including all of the Company’s outstanding shares of convertible preferred stock, were reclassified into shares of the Company’s Class B common stock.
Stockholder’s Equity Prior to Initial Public Offering
Prior to the completion of the IPO, the terms of the Company’s equity securities were defined in the Company’s Fifth Amended and Restated Certificate of Incorporation, which was filed with the Secretary of the State of Delaware on July 1, 2019 (the “Fifth Charter”). As described above, the Company amended and then restated its Fifth Charter. The summary below relates to the Company’s Fifth Charter, inclusive of the amendment, which included the forward stock split, but prior to the restatement which was filed in conjunction with the IPO.
Common Stock
Prior to the completion of the IPO, the Company had one class of common stock where each share of common stock entitled the holder to one vote, together with the holders of preferred stock, on all matters submitted to the stockholders for a vote. The voting, dividend and liquidation rights of the holders of the common stock are subject to and qualified by the rights, powers and preference of the holders of the preferred stock set forth below.
Preferred Stock
Prior to the completion of the IPO, the Company was authorized to issue 114,164,600 shares of preferred stock, par value $0.00001 per share. As of December 31, 2019 and 2020, the Company had outstanding Series A, A-1, B, C and C-1 Preferred Stock (individually referred to as “Series A, A-1, B, C or C-1” or collectively “Preferred Stock”) as follows (in thousands, except share and per share amounts):

	As of December 31, 2019 and 2020
	Issue Price per Share	Shares Authorized	Issued and Outstanding	Net Carrying Value	Liquidation Preference
Series A	$0.26	30,525,040	30,525,040	$8,000	$8,000
Series A-1	$0.82	6,764,960	6,764,960	5,541	5,541
Series B	$1.67	17,955,840	17,955,840	30,000	30,000
Series C	$4.85	6,511,400	6,511,400	31,377	31,561
Series C-1	$5.90	52,407,360	52,407,360	309,015	309,400
Total		114,164,600	114,164,600	$383,933	$384,502
As it relates to voting and dividend rights, the rights, preferences, and privileges of the preferred stock did not differ from the rights of the common stock. Dividends in the amount of $0.07 per share were declared and paid in 2019. No dividends were declared during the year ended December 31, 2020 or the six months ended June 30, 2021. In the event of any liquidation or Deemed Liquidation Event as defined in the Certificate of Incorporation, the holders of preferred stock were entitled to the greater of (i) the original issue price of the preferred stock plus any dividends declared and unpaid thereon, or ii) the amount payable had all classes of shares been converted to common stock.
Additionally, each share of preferred stock was convertible, at the option of the holder at any time, into the number of shares of common stock determined by dividing the original issue price for such series of preferred stock by the conversion price for such series of preferred share that is in effect at the time of conversion. Each share of preferred stock, other than the shares of Series C-1 preferred stock, automatically converts into common stock at the then-applicable conversion rate in the event of the closing of a sale of shares to the public in a firm-commitment underwritten public offering at a price per share of $4.85 (the “IPO Value”) that results in net proceeds to the Company of not less than $100.0 million (a “Qualifying Public Offering” or “QPO”), or (ii) upon the consent of the holders of a majority of the shares of each of the other outstanding preferred stock classes. All shares of Series C-1 Preferred Stock automatically convert into shares of Common Stock at the then-applicable conversion rate upon the closing of a QPO with an IPO Value equal to or greater than $8.86 per share or equal to or more than $6.48 per share subject to certain approvals and additional share conversion requirements.